Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.59263%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,650,711.38

Principal:
Principal Collections	$20,503,351.57
Prepayments in Full	$9,754,584.81
Liquidation Proceeds	$262,514.39
Recoveries	$16,328.89
Sub Total	$30,536,779.66
Collections	$33,187,491.04

Purchase Amounts:
Purchase Amounts Related to Principal	$213,620.21
Purchase Amounts Related to Interest	$848.52
Sub Total	$214,468.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,401,959.77

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,401,959.77
Servicing Fee	$789,817.85	$789,817.85	$0.00	$0.00	$32,612,141.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,612,141.92
Interest - Class A-2a Notes	$667,080.71	$667,080.71	$0.00	$0.00	$31,945,061.21
Interest - Class A-2b Notes	$212,468.48	$212,468.48	$0.00	$0.00	$31,732,592.73
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$30,876,692.73
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$30,586,632.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,586,632.40
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$30,493,734.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,493,734.57
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$30,429,181.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,429,181.24
Regular Principal Payment	$42,854,270.71	$30,429,181.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,401,959.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,429,181.24
Total					$30,429,181.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,314,732.91	$81.14	$667,080.71	$2.43	$22,981,813.62	$83.57
Class A-2b Notes	$8,114,448.33	$81.14	$212,468.48	$2.12	$8,326,916.81	$83.26
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$30,429,181.24	$28.91	$2,182,960.68	$2.07	$32,612,141.92	$30.98

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$270,438,126.43	0.9834114	$248,123,393.52	0.9022669
Class A-2b Notes	$98,341,136.89	0.9834114	$90,226,688.56	0.9022669
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$841,389,263.32	0.7993362	$810,960,082.08	0.7704279

Pool Information
Weighted Average APR	3.294%	3.278%
Weighted Average Remaining Term	53.19	52.32
Number of Receivables Outstanding	36,305	35,635
Pool Balance	$947,781,417.76	$916,652,467.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$858,724,183.98	$830,705,931.93
Pool Factor	0.8159986	0.7891980

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$85,946,535.35
Targeted Overcollateralization Amount	$118,117,474.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,692,385.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$394,879.50
(Recoveries)		10	$16,328.89
Net Loss for Current Collection Period			$378,550.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4793%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4487%
Second Prior Collection Period			0.3124%
Prior Collection Period			0.4168%
Current Collection Period			0.4873%
Four Month Average (Current and Prior Three Collection Periods)			0.4163%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		447	$1,560,826.82
(Cumulative Recoveries)			$30,170.00
Cumulative Net Loss for All Collection Periods			$1,530,656.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1318%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,491.78
Average Net Loss for Receivables that have experienced a Realized Loss			$3,424.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	185	$5,370,058.51
61-90 Days Delinquent	0.07%	18	$641,852.87
91-120 Days Delinquent	0.02%	6	$199,957.99
Over 120 Days Delinquent	0.01%	3	$84,451.46
Total Delinquent Receivables	0.69%	212	$6,296,320.83

Repossession Inventory:
Repossessed in the Current Collection Period		28	$886,588.16
Total Repossessed Inventory		34	$1,125,600.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0704%
Prior Collection Period			0.0661%
Current Collection Period			0.0758%
Three Month Average			0.0708%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1010%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer